Property and Equipment (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Property And Equipment Details Narrative
Depreciation expense	$ 118	$ 0	$ 236	$ 0